Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Schedule Of Provision For Income Taxes

	For the Years Ended December 31,
	2011	2010	2009
Continuing Operations:
Current
U.S. federal	$40,762	$46,789	$36,182
U.S. state and local	5,961	6,981	4,960
Foreign	612	639	462
Deferred
U.S. federal, state and local	7,227	(2,418)	4,980
Foreign	15	9	(1)
Total	$54,577	$52,000	$46,583
Discontinued Operations:
Current U.S. federal	$-	$-	$(65)
Current U.S. state and local	-	-	(5)
Deferred U.S. federal, state and local	-	-	(77)
Total	$-	$-	$(147)

Summary Of Temporary Differences That Give Rise To Deferred Tax Assets/ (Liabilities)

	December 31,
	2011	2010
Accrued liabilities	$27,687	$26,334
Stock compensation expense	12,200	10,257
Allowance for uncollectible accounts receivable	1,905	2,695
State net operating loss carryforwards	1,633	1,379
Other	2,845	2,763
Deferred income tax assets	46,270	43,428
Amortization of intangible assets	(42,192)	(40,135)
Accelerated tax depreciation	(16,322)	(10,499)
Revenue recognition	(1,684)	-
Currents assets	(1,315)	(1,148)
Other	(1,530)	(1,397)
Deferred income tax liabilities	(63,043)	(53,179)
Net deferred income tax liabilities	$(16,773)	$(9,751)

Schedule Of Significant Changes To Unrecognized Tax Benefits

	2011	2010	2009
Balance at January 1,	$704	$1,010	$1,202
Unrecognized tax benefits due to positions taken in current year	2,038	119	136
Decrease due to settlement with taxing authorities	-	-	(214)
Decrease due to expiration of statute of limitations	(130)	(425)	(93)
Other	-	-	(21)
Balance at December 31,	$2,612	$704	$1,010

Schedule Of Difference Between Actual Income Tax Provision For Continuing Operations And Income Tax Provision Calculated At Statutory U.S. Federal Tax Rate

	For the Years Ended December 31,
	2011	2010	2009
Income tax provision calculated using
the statutory rate of 35%	$49,195	$46,841	$42,217
State and local income taxes,
less federal income tax effect	4,733	4,509	3,837
Nondeductible expenses	1,021	928	854
Impact of deferred compensation plans	(1)	(27)	(190)
Other --net	(371)	(251)	(135)
Income tax provision	$54,577	$52,000	$46,583
Effective tax rate	38.8%	38.9%	38.6%

Schedule Of Income Taxes Paid
2011	$44,343
2010	49,532
2009	40,872